Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	¥ 9,789,686	$ 1,379,801	¥ 3,505,001	¥ 7,764,448
Research and development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation			(997,846)	975,171
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	¥ 9,789,686	$ 1,379,801	¥ 4,502,847	¥ 6,789,277